FINANCIAL INSTRUMENTS (Schedule of Carrying Amount and Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Financial liabilities Carrying Amount	$ 5,747	$ 1,342
Financial liabilities Fair Value	6,337	1,275
Leases [Member]
Financial liabilities
Financial liabilities Carrying Amount	5,001	138
Financial liabilities Fair Value	5,583	136
Bank loans [Member]
Financial liabilities
Financial liabilities Carrying Amount	746	1,140
Financial liabilities Fair Value	$ 754	$ 1,139